Submission	Feb. 01, 2025
Submission [Line Items]
Central Index Key	0000310764
Registrant Name	Stryker Corporation
Registration File Number	333-275853
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES